OTHER LOAN PAYABLE (Tables)	12 Months Ended
Mar. 31, 2024
Other Loan Payable
Schedule of other loan payable

	March 31,	March 31,
	2024	2023

GTS (formerly Thales Canada)	$741,168	$1,209,445
Less: other loan payable - current	(488,692)	(467,976)
Total	$252,476	$741,469

Schedule of maturity debt

Year ending March 31,
2025	$511,422
2026	255,711
Total future minimum lease payments	767,133
Less: imputed interest	(25,965)
Total	$741,168